PERSPECTIVE ADVISORS
                           FIXED AND VARIABLE ANNUITY
                                    Issued by
             JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK AND
                            JNLNY SEPARATE ACCOUNT II

o    Individual and group, single premium deferred annuity

o 2 guaranteed fixed accounts that offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National NY) (the "guaranteed fixed accounts").

o    Investment divisions which purchase shares of the following mutual funds:

     JNL SERIES TRUST
         AIM/JNL Large Cap Growth Fund
         AIM/JNL Small Cap Growth Fund
         AIM/JNL Premier Equity II Fund
         Alliance Capital/JNL Growth Fund
         J.P. Morgan/JNL International & Emerging Markets Fund
         Janus/JNL Aggressive Growth Fund
         Janus/JNL Growth & Income Fund
         Lazard/JNL Mid Cap Value Fund
         Lazard/JNL Small Cap Value Fund
         Oppenheimer/JNL Global Growth Fund
         Oppenheimer/JNL Growth Fund
         PIMCO/JNL Total Return Bond Fund
         PPM America/JNL Money Market Fund
         Putnam/JNL Equity Fund
         Putnam/JNL International Equity Fund
         Putnam/JNL Midcap Growth Fund
         Putnam/JNL Value Equity Fund
         S&P/JNL Conservative Growth Fund II
         S&P/JNL Moderate Growth Fund II
         S&P/JNL Aggressive Growth Fund II
         S&P/JNL Very Aggressive Growth Fund II
         S&P/JNL Equity Growth Fund II
         S&P/JNL Equity Aggressive Growth Fund II
         Salomon Brothers/JNL Balanced Fund
         Salomon Brothers/JNL Global Bond Fund
         Salomon Brothers/JNL High Yield Bond Fund
         T. Rowe Price/JNL Mid-Cap Growth Fund

      WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES. THE SEC HAS NOT APPROVED OR DISAPPROVED THE
       PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

================================================================================

Please read this prospectus before you purchase a Perspective Advisers Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisers Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002, by calling Jackson National NY at (800) 599-5651 or by writing Jackson National NY at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

================================================================================
                                   MAY 1, 2002

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500",
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.



                                TABLE OF CONTENTS

Key Facts.................................................................................................        1

Fee Table.................................................................................................        3

The Annuity Contract......................................................................................        6

The Company...............................................................................................        6

The Guaranteed Fixed Accounts.............................................................................        7

The Separate Account......................................................................................        7

Investment Divisions......................................................................................        7

Contract Charges..........................................................................................        9

Purchase..................................................................................................       10

Allocations of Premium....................................................................................       10

Transfers.................................................................................................       11

Access to Your Money......................................................................................       12

Income Payments (The Income Phase)........................................................................       13

Death Benefit.............................................................................................       14

Taxes.....................................................................................................       15

Other Information.........................................................................................       17

Privacy Policy............................................................................................       19

Table of Contents of the Statement of Additional Information..............................................       20

Appendix A................................................................................................      A-1


                 (This page has been intentionally left blank.)

                                    KEY FACTS

--------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:          1 (800) 599-5651

         MAIL ADDRESS:           P.O. Box 0809, Denver, Colorado  80263-0809

         DELIVERY ADDRESS:       8055 East Tufts Avenue, Second Floor, Denver,
                                 Colorado  80237
INSTITUTIONAL MARKETING
  GROUP SERVICE CENTER:          1 (800) 777-7779

         MAIL ADDRESS:           P.O. Box 30386, Lansing, Michigan  48909-9692

         DELIVERY ADDRESS:       1 Corporate Way, Lansing, Michigan  48951
                                 Attn:  IMG

HOME OFFICE:                     2900 Westchester Avenue, Purchase, New York
                                 10577
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
THE ANNUITY CONTRACT

The single premium fixed and variable annuity contract offered by Jackson National NY provides a means for allocating on a tax-deferred basis to the guaranteed fixed accounts of Jackson National NY and the investment divisions (the "Allocation Options"). The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You can put money into any of the Allocation Options but you may not put your money in more than eighteen of the variable options plus the guaranteed fixed accounts during the life of your contract.

--------------------------------------------------------------------------------
EXPENSES

The contract has insurance features and investment features, and there are costs related to each.

Jackson National NY makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the contracts invested in the investment divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge from your contract.

There are also investment charges which are expected to range, on an annual basis, from .20% to 1.22% of the average daily value of a Funds, depending on the Fund.

--------------------------------------------------------------------------------
PURCHASE

You can buy a contract for $25,000 or more. You cannot add subsequent premiums to your contract.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can take money out of your contract during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.
--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.


--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.


--------------------------------------------------------------------------------
FREE LOOK

You may return your contract to the selling agent or to Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the investment divisions plus any fees and expenses deducted from the premium prior to allocation to the investment divisions plus the full amount of premium you allocated to the guaranteed fixed accounts, minus any withdrawals from the Guaranteed Fixed Account. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending  on  how  you  take  the  money  out  and  whether  your  contract  is
non-qualified     or    purchased    as    part    of    a    qualified    plan.
--------------------------------------------------------------------------------

                                    FEE TABLE

OWNER TRANSACTION EXPENSES(1)

          Withdrawal Charge:
          None

          Transfer Fee:
          $25 for each transfer in excess of 15 in a contract year

          Contract Maintenance Charge:
          $30 per contract per year

          Commutation Fee(2): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
                                                                ---------
         Total Separate Account Annual Expenses                  1.50%

FUND ANNUAL EXPENSES
(as a percentage of a Fund's average net assets)

                                                                    MANAGEMENT
                                                                       AND          ESTIMATED
                                                                  ADMINISTRATIVE   DISTRIBUTION       OTHER        TOTAL FUND
                                                                        FEE        (12B-1) FEES*    EXPENSES     ANNUAL EXPENSES
----------------------------------------------------------------- ---------------- -------------- -------------- -----------------
AIM/JNL Large Cap Growth Fund                                        1.10%            .01%              0%           1.11%
AIM/JNL Small Cap Growth Fund                                        1.15%            .01%              0%           1.16%
AIM/JNL Premier Equity II Fund                                       1.05%            .01%              0%           1.06%
Alliance Capital/JNL Growth Fund                                      .87%            .02%              0%            .89%
J.P. Morgan/JNL International & Emerging Markets Fund                1.07%            .03%              0%           1.10%
Janus/JNL Aggressive Growth Fund                                      .99%            .01%              0%           1.00%
Janus/JNL Global Equities Fund**                                     1.05%            .02%              0%           1.07%
Janus/JNL Growth & Income Fund                                       1.05%            .04%              0%           1.09%
Lazard/JNL Mid Cap Value Fund                                        1.07%            .05%              0%           1.12%
Lazard/JNL Small Cap Value Fund                                      1.15%            .03%              0%           1.18%
Oppenheimer/JNL Global Growth Fund                                   1.05%            .01%+             0%           1.06%
Oppenheimer/JNL Growth Fund                                          1.00%            .01%+             0%           1.01%
PIMCO/JNL Total Return Bond Fund                                      .80%            .01%+             0%            .81%
PPM America/JNL Money Market Fund                                     .69%              0%              0%            .69%
Putnam/JNL Equity Fund                                                .96%            .01%              0%            .97%
Putnam/JNL International Equity Fund                                 1.17%            .05%              0%           1.22%
Putnam/JNL Midcap Growth Fund                                        1.05%            .08%              0%           1.13%
Putnam/JNL Value Equity Fund                                          .96%            .02%              0%            .98%
S&P/JNL Conservative Growth Fund II***                                .20%              0%              0%            .20%
S&P/JNL Moderate Growth Fund II***                                    .20%              0%              0%            .20%
S&P/JNL Aggressive Growth Fund II***                                  .20%              0%              0%            .20%
S&P/JNL Very Aggressive Growth Fund II***                             .20%              0%              0%            .20%
S&P/JNL Equity Growth Fund II***                                      .20%              0%              0%            .20%
S&P/JNL Equity Aggressive Growth Fund II***                           .20%              0%              0%            .20%



                                                                    MANAGEMENT
                                                                       AND          ESTIMATED
                                                                  ADMINISTRATIVE   DISTRIBUTION       OTHER        TOTAL FUND
                                                                        FEE        (12B-1) FEES*    EXPENSES     ANNUAL EXPENSES
----------------------------------------------------------------- ---------------- -------------- -------------- -----------------
Salomon Brothers/JNL Balanced Fund                                    .90%            .01%              0%            .91%
Salomon Brothers/JNL Global Bond Fund                                 .95%            .01%+             0%            .96%
Salomon Brothers/JNL High Yield Bond Fund                             .90%            .01%+             0%            .91%
T. Rowe Price/JNL Mid-Cap Growth Fund                                1.02%            .01%+             0%           1.03%
----------------------------------------------------------------------------------------------------------------------------------

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the Trust by Jackson National Asset Management, LLC. The Oppenheimer/JNL Global Growth Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.

+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Janus/JNL Global Equities Fund (the "Fund") is not available as an investment option. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund II, the S&P/JNL Moderate Growth Fund II, the S&P/JNL Aggressive Growth Fund II, the S&P/JNL Very Aggressive Growth Fund II, the S&P/JNL Equity Growth Fund II and the S&P/JNL Equity Aggressive Growth Fund II.

*** Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each S&P/JNL Funds (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .89% to 1.42% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Fund based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

  S&P/JNL Conservative Growth Fund II.........................      1.131%
  S&P/JNL Moderate Growth Fund II.............................      1.156%
  S&P/JNL Aggressive Growth Fund II...........................      1.171%
  S&P/JNL Very Aggressive Growth Fund II......................      1.197%
  S&P/JNL Equity Growth Fund II...............................      1.189%
  S&P/JNL Equity Aggressive Growth Fund II....................      1.196%


EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.

                                                                                             TIME PERIODS
---------------------------------------------------------------------------- ------------ ----------- ---------- -----------
                                                                                  1           3           5          10
                                                                                YEAR        YEARS        YEARS       YEARS
---------------------------------------------------------------------------- ------------ ----------- ---------- -----------
AIM/JNL Large Cap Growth Division                                               $26          $81         $139      $294
AIM/JNL Small Cap Growth Division                                                27           83          141       299
AIM/JNL Premier Equity II Division                                               26           80          136       290
Alliance Capital/JNL Growth Division                                             24           75          128       273
J.P. Morgan/JNL International & Emerging Markets Division                        26           81          138       293
Janus/JNL Aggressive Growth Division                                             25           78          133       284
Janus/JNL Global Equities Fund *                                                 26           80          137       290
Janus/JNL Growth & Income Division                                               26           81          138       292
Lazard/JNL Mid Cap Value Division                                                27           81          139       295
Lazard/JNL Small Cap Value Division                                              27           83          142       301
Oppenheimer/JNL Global Growth Fund                                               26           80          136       290
Oppenheimer/JNL Growth Fund                                                      25           78          134       285
PIMCO/JNL Total Return Bond Division                                             23           72          124       265
PPM America/JNL Money Market Division                                            22           69          117       252
Putnam/JNL Equity Division                                                       25           77          132       281
Putnam/JNL International Equity Division                                         28           84          144       305
Putnam/JNL Midcap Growth Division                                                27           82          140       296
Putnam/JNL Value Equity Division                                                 25           77          132       282
S&P/JNL Conservative Growth Division II                                          17           54           92       201
S&P/JNL Moderate Growth Division II                                              17           54           92       201
S&P/JNL Aggressive Growth Division II                                            17           54           92       201
S&P/JNL Very Aggressive Growth Division II                                       17           54           92       201
S&P/JNL Equity Growth Division II                                                17           54           92       201
S&P/JNL Equity Aggressive Growth Division II                                     17           54           92       201
Salomon Brothers/JNL Balanced Division                                           24           75          129       275
Salomon Brothers/JNL Global Bond Division                                        25           77          131       280
Salomon Brothers/JNL High Yield Bond Division                                    24           75          129       275
T. Rowe Price/JNL Mid-Cap Growth Division                                        26           79          135       287
---------------------------------------------------------------------------- ------------ ----------- ---------- -----------

* The Janus/JNL Global Equities Fund (the "Fund") is not available as an investment option. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund II, the S&P/JNL Moderate Growth Fund II, the S&P/JNL Aggressive Growth Fund II, the S&P/JNL Very Aggressive Growth Fund II, the S&P/JNL Equity Growth Fund II and the S&P/JNL Equity Aggressive Growth Fund II.

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Funds. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:

o the financial statements of the Separate Account for the year ended December 31, 2001

o the financial statements of Jackson National NY for the year ended December 31, 2001

The Separate Account's financial statements for the year ended December 31, 2001 and the statements of Jackson National for the year ended December 31, 2001 have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National NY is a contract between you, the owner, and Jackson National NY, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

The owner (or the joint owners) can exercise all the rights under the contract. You can assign the contract at any time before the income date but Jackson National NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The contracts described in this prospectus are single premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National NY has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National NY's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Your contract contains a more complete description of the guaranteed fixed accounts.

                              THE SEPARATE ACCOUNT

The JNLNY Separate Account II was established by Jackson National NY on November 10, 1998, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National NY and the obligations under the contracts are obligations of Jackson National NY. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National NY may issue.

The separate account is divided into investment divisions. Jackson National NY does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen Allocation Options, which includes the guaranteed fixed accounts, during the life of your contract. The investment divisions purchase shares of the following funds:

JNL Series Trust
       AIM/JNL Large Cap Growth Fund
       AIM/JNL Small Cap Growth Fund
       AIM/JNL Premier Equity II Fund
       Alliance Capital/JNL Growth Fund
       J.P. Morgan/JNL International & Emerging Markets Fund
       Janus/JNL Aggressive Growth Fund
       Janus/JNL Growth & Income Fund
       Lazard/JNL Small Cap Value Fund
       Lazard/JNL Mid Cap Value Fund
       Oppenheimer/JNL Global Growth Fund
       Oppenheimer/JNL Growth Fund
       PIMCO/JNL Total Return Bond Fund
       PPM America/JNL Money Market Fund
       Putnam/JNL Equity Fund
       Putnam/JNL International Equity Fund
       Putnam/JNL Midcap Growth Fund
       Putnam/JNL Value Equity Fund
       S&P/JNL Conservative Growth Fund II
       S&P/JNL Moderate Growth Fund II
       S&P/JNL Aggressive Growth Fund II
       S&P/JNL Very Aggressive Growth Fund II
       S&P/JNL Equity Growth Fund II
       S&P/JNL Equity Aggressive Growth Fund II
       Salomon Brothers/JNL Balanced Fund
       Salomon Brothers/JNL Global Bond Fund
       Salomon Brothers/JNL High Yield Bond Fund
       T. Rowe Price/JNL Mid-Cap Growth Fund

The Funds are described in the attached prospectus for the JNL Series Trust. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each Fund is listed in the following table:

          -------------------------------------- ---------------------------------------------------------------
          SUB-ADVISER                            FUND
          -------------------------------------- ---------------------------------------------------------------
          AIM Capital Management, Inc.           AIM/JNL Large Cap Growth Fund
                                                 AIM/JNL Small Cap Growth Fund
                                                 AIM/JNL Premier Equity II Fund
          -------------------------------------- ---------------------------------------------------------------
          Alliance Capital                       Alliance Capital/JNL Growth Fund
          Management L.P.
          -------------------------------------- ---------------------------------------------------------------
          J.P. Morgan Investment Management      J.P. Morgan/JNL International & Emerging Markets Fund
          Inc.
          -------------------------------------- ---------------------------------------------------------------
          Janus Capital Corporation              Janus/JNL Aggressive Growth Fund
                                                 Janus/JNL Global Equities Fund2
                                                 Janus/JNL Growth & Income Fund
          -------------------------------------- ---------------------------------------------------------------
          Lazard Asset Management                Lazard/JNL Small Cap Value Fund
                                                 Lazard/JNL Mid Cap Value Fund
          -------------------------------------- ---------------------------------------------------------------
          OppenheimerFunds, Inc                  Oppenheimer/JNL Global Growth Fund
                                                 Oppenheimer/JNL Growth Fund
          -------------------------------------- ---------------------------------------------------------------
          Pacific Investment
          Management Company                     PIMCO/JNL Total Return Bond Fund
          -------------------------------------- ---------------------------------------------------------------
          PPM America, Inc.                      PPM America/JNL Money Market Fund
          -------------------------------------- ---------------------------------------------------------------
          Putnam Investment                      Putnam/JNL Equity Fund
          Management, Inc.                       Putnam/JNL International Equity Fund
                                                 Putnam/JNL Midcap Growth Fund
                                                 Putnam/JNL Value Equity Fund
          -------------------------------------- ---------------------------------------------------------------
          Standard & Poor's Investment           S&P/JNL Conservative Growth Fund II
          Advisory Services, Inc.                S&P/JNL Moderate Growth Fund II
                                                 S&P/JNL Aggressive Growth Fund II
                                                 S&P/JNL Very Aggressive Growth Fund II
                                                 S&P/JNL Equity Growth Fund II
                                                 S&P/JNL Equity Aggressive Growth Fund II
          -------------------------------------- ---------------------------------------------------------------
          Salomon Brothers Asset Management Inc  Salomon Brothers/JNL Balanced Fund
                                                 Salomon Brothers/JNL Global Bond Fund
                                                 Salomon Brothers/JNL High Yield Bond Fund
          -------------------------------------- ---------------------------------------------------------------
          T. Rowe Price Associates, Inc.         T. Rowe Price/JNL Mid-Cap Growth Fund
          -------------------------------------- ---------------------------------------------------------------

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Funds. You should read the prospectus for the JNL Series Trust carefully before investing. Additional Fund and investment divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National NY will obtain from you and other owners of the contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

SUBSTITUTION. Jackson National NY may be required or determine in its sole discretion to substitute a different mutual fund for the one in which the investment division is currently invested. We will not do this without any required approval of the SEC and the New York Insurance Department. Jackson National NY will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National NY. The mortality risks that Jackson National NY assumes arise from its obligations under the contracts:

     o to make income payments for the life of the annuitant during the income phase; and

     o    to provide a death benefit prior to the income date.

The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the full contract maintenance charge will also be deducted. This charge is for administrative expenses.

Currently, Jackson National NY will not deduct this charge if, when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. Jackson National NY pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the Trust by Jackson National Asset Management, LLC. The Oppenheimer/JNL Global Growth Fund pays an Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state. New York does not currently impose a premium tax on annuity premiums.

INCOME TAXES. Jackson National NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly-owned subsidiaries of Jackson National Life Insurance Company.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.


                                    PURCHASE

MINIMUM PREMIUM:

The contract is a single premium contract, which means that you cannot add additional premiums to this contract after the first premium payment. The minimum premium must be at least $25,000.

The maximum premium we accept without our prior approval is $1 million.

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division.

ALLOCATIONS OF PREMIUM. When you purchase a contract, Jackson National NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%.

There may be more than eighteen Allocation Options available under the contract; however, you may not allocate your money to more than eighteen Allocation Options during the life of your contract.

Jackson National NY will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National NY uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of assets held in the particular investment division;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from business day to business day.

When you make a premium payment, Jackson National NY credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.

TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National NY's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National NY has procedures, which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National NY and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National NY fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National NY reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o        by making either a partial or complete withdrawal, or

o        by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.  the value of the contract on the day you made the withdrawal;

     2.  less any premium tax; and

     3.  less any contract maintenance charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division.

Your withdrawal request must be in writing. Jackson National NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National NY may be required to suspend or delay withdrawals or transfers from an investment division when:

          a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          b)   trading on the New York Stock Exchange is restricted;

          c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine investment division value of its assets; or

          d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.


                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.

income payments from investment divisions. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

          1. the value of your contract in the investment division(s) on the income date;

          2. the 4.5% assumed investment rate used in the annuity table for the contract; and

          3.   the performance of the investment divisions you selected.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. The following income options may not be available in all states.

     OPTION 1 - Life Income. This income option provides monthly payments for the annuitant's life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for the annuitant's life and for the life of another person.

     OPTION 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson National NY.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record. The death benefit amount remains in the separate account and/or the guaranteed fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the separate account will be subject to investment risk, which is borne by the beneficiary.

DEATH OF OWNER BEFORE THE INCOME DATE. If you or any joint owner die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies, unless the joint owner is the deceased owner's spouse who elects to continue the contract. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit is the greater of:

     1. the current value of your contract at the end of the business day when we receive proof of death and a payment election at our service center, or

     2. the total premiums paid prior to the death of the owner, minus any withdrawals, charges, fees and premium taxes incurred, or

     3. the greatest anniversary value until the Owner's 81st birthday. The anniversary value is defined as the contract value on the first day of each contract year, less any withdrawals since that anniversary.

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option Election, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, and the owner is not an annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a contract.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a Fund of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a Fund of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.

DEATH BENEFITS. None of the death benefits paid under the contract are taxable to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

STATUS OF GREATEST ANNIVERSARY VALUE DEATH BENEFIT. We believe that current law permits the use of the greatest anniversary value death benefit in IRA contracts because this benefit does not constitute life insurance. We have applied to the Internal Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept IRA contributions to purchase a contract with this benefit, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.

ASSIGNMENT.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit for the investment divisions over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the 1-year Fixed Account Option and the Money Market sub-account).

REBALANCING.   You  can  arrange  to  have  Jackson  National  NY  automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your contract to the selling agent or to Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the investment divisions plus any fees and expenses deducted from the premium prior to allocation to the investment divisions plus the full amount of premium you allocated to the guaranteed fixed accounts, minus any withdrawals from the guaranteed fixed account. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National NY may advertise several types of performance for the investment divisions.

     o Total return is the overall change in the value of an investment in an investment division over a given period of time.

     o Standardized average annual total return is calculated in accordance with SEC guidelines.

     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the investment division.

     o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge. The deduction of the contract maintenance charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National NY's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Fund can hurt the Fund performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Fund or the contract holders.

Market timing or asset allocation services may conflict with transactions under Jackson National's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when Jackson National receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National NY is a party.

Jackson National Life Insurance Company ("Jackson National" or "JNL") is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;
     o    Information about your transactions with us;
     o    Information we receive from a consumer reporting agency;
     o Information we obtain from others in the process of verifying information you provide us; and
     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION

We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION

We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.



--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your contract, you may call or write to us at:

o Jackson National NY Annuity Service Center:
  (800) 599-5651, P.O. Box 0809, Denver, Colorado 80263-0809

o Institutional Marketing Group Service Center:
  (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692
--------------------------------------------------------------------------------




                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History ..........................................................................        2

Services .................................................................................................        2

Purchase of Securities Being Offered .....................................................................        2

Underwriters .............................................................................................        2

Calculation of Performance ...............................................................................        3

Additional Tax Information ...............................................................................        8

Annuity Provisions........................................................................................       18

Financial Statements .....................................................................................       20


--------

1 See "Contract Charges."

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

2 The Janus/JNL Global Equities Fund (the "Fund") is not available as an investment option. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund II, the S&P/JNL Moderate Growth Fund II, the S&P/JNL Aggressive Growth Fund II, the S&P/JNL Very Aggressive Growth Fund II, the S&P/JNL Equity Growth Fund II and the S&P/JNL Equity Aggressive Growth Fund II.

                                   APPENDIX A
                         Condensed Financial Information
--------------------------------------------------------------------------------
Accumulation Unit Values
--------------------------------------------------------------------------------

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

Investment Divisions                                                                             December 31, December 31,
                                                                                                     2001       2000 (a)
----------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

Alliance Capital/JNL Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                             $9.34        $10.00
    End of period                                                                                   $7.86         $9.34
  Accumulation units outstanding
  at the end of period                                                                               607           607
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan/JNL International & Emerging Markets Division
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

Janus/JNL Aggressive Growth Divison (f)
  Accumulation unit value:
    Beginning of period                                                                             $9.25        $10.00
    End of period                                                                                   $6.36         $9.25
  Accumulation units outstanding
  at the end of period                                                                              1,534         1,535
----------------------------------------------------------------------------------------------------------------------------

Janus/JNL Growth & Income Division (e)
  Accumulation unit value:
    Beginning of period                                                                             $9.84        $10.00
    End of period                                                                                   $8.38         $9.84
  Accumulation units outstanding
  at the end of period                                                                              13,082         897
----------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values (continued)

Investment Divisions                                                                             December 31, December 31,
                                                                                                     2001       2000 (a)

----------------------------------------------------------------------------------------------------------------------------

Lazard/JNL Mid-Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                             $10.46       $10.00
    End of period                                                                                   $11.66       $10.46
  Accumulation units outstanding
  at the end of period                                                                               607           607
----------------------------------------------------------------------------------------------------------------------------

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

Oppenheimer/JNL Global Growth Divison
  Accumulation unit value:
    Beginning of period                                                                             $10.00       N/A(l)
    End of period                                                                                   $10.25       N/A(l)
  Accumulation units outstanding
  at the end of period                                                                                -          N/A(l)
----------------------------------------------------------------------------------------------------------------------------

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                             $10.00       N/A(k)
    End of period                                                                                   $10.03       N/A(k)
  Accumulation units outstanding
  at the end of period                                                                                -          N/A(k)
----------------------------------------------------------------------------------------------------------------------------

PIMCO/JNL Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                                             $10.00       N/A(j)
    End of period                                                                                   $10.51       N/A(j)
  Accumulation units outstanding
  at the end of period                                                                              5,264        N/A(j)
----------------------------------------------------------------------------------------------------------------------------

PPM America/JNL Money Market Fund Division
  Accumulation unit value:
    Beginning of period                                                                             $10.00       N/A(h)
    End of period                                                                                   $10.15       N/A(h)
  Accumulation units outstanding
  at the end of period                                                                              89,756       N/A(h)
----------------------------------------------------------------------------------------------------------------------------

Putnam/JNL Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                             $9.71        $10.00
    End of period                                                                                   $7.17         $9.71
  Accumulation units outstanding
  at the end of period                                                                              9,514         1,833
----------------------------------------------------------------------------------------------------------------------------

Putnam/JNL International Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                             $10.24       $10.00
    End of period                                                                                   $8.04        $10.24
  Accumulation units outstanding
  at the end of period                                                                              4,715         1,437
----------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values (continued)

Investment Divisions                                                                             December 31, December 31,
                                                                                                     2001       2000 (a)

----------------------------------------------------------------------------------------------------------------------------

Putnam/JNL Midcap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                             $10.24       $10.00
    End of period                                                                                   $7.37        $10.24
  Accumulation units outstanding
  at the end of period                                                                               699           700
----------------------------------------------------------------------------------------------------------------------------

Putnam/JNL Value Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                                             $10.31       $10.00
    End of period                                                                                   $9.52        $10.31
  Accumulation units outstanding
  at the end of period                                                                              17,447        5,012
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Conservative Growth Division II (c)
  Accumulation unit value:
    Beginning of period                                                                             $9.50        $10.00
    End of period                                                                                   $8.70         $9.50
  Accumulation units outstanding
  at the end of period                                                                             113,808       14,416
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Moderate Growth Division II
  Accumulation unit value:
    Beginning of period                                                                             $10.00       N/A(j)
    End of period                                                                                   $9.19        N/A(j)
  Accumulation units outstanding
  at the end of period                                                                              8,342        N/A(j)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Very Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Equity Growth Division II
  Accumulation unit value:
    Beginning of period                                                                             $10.00       N/A(i)
    End of period                                                                                   $9.99        N/A(i)
  Accumulation units outstanding
  at the end of period                                                                              7,306        N/A(i)
----------------------------------------------------------------------------------------------------------------------------

S&P/JNL Equity Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Values (continued)

Investment Divisions                                                                             December 31, December 31,
                                                                                                     2001       2000 (a)

----------------------------------------------------------------------------------------------------------------------------

Salomon Brothers/JNL Balanced Division (e)
  Accumulation unit value:
    Beginning of period                                                                             $10.25       $10.00
    End of period                                                                                   $10.04       $10.25
  Accumulation units outstanding
  at the end of period                                                                              13,290          -
----------------------------------------------------------------------------------------------------------------------------

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

Salomon Brothers/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                             N/A(b)       N/A(b)
    End of period                                                                                   N/A(b)       N/A(b)
  Accumulation units outstanding
  at the end of period                                                                              N/A(b)       N/A(b)
----------------------------------------------------------------------------------------------------------------------------

T.Rowe Price/JNL Mid-Cap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                             $10.31       $10.00
    End of period                                                                                   $10.00       $10.31
  Accumulation units outstanding
  at the end of period                                                                               911           911
----------------------------------------------------------------------------------------------------------------------------

(a)  The Separate Account commenced operations on September 1, 2000.

(b) These investment divisions had not commenced operations as of December 31, 2001.

(c)  The  S&P/JNL   Conservative   Growth  Division   commenced   operations  on
     November 3, 2000.

(d) The Putnam/JNL Value Equity Division commenced operations on November 17, 2000.

(e) Each of the Janus/JNL Growth & Income Division, Putnam/JNL Equity Division, Salomon Brothers/JNL Balanced Division commenced operations on November 27, 2000.

(f) Each of the Alliance Capital/JNL Growth Portfolio Division, Janus/JNL Aggressive Growth Division, Putnam/JNL International Equity Division,
     Lazard/JNL Mid Cap Value Division, T. Rowe Price/JNL Mid-Cap Growth Division commenced operations on December 14, 2000.

(g) The Putnam/JNL Midcap Growth Division commenced operations on December 19, 2000.

(h) The PPM America/JNL Money Market Division commenced operations on February 12, 2001.

(i)  The S&P/JNL Equity Growth Division commenced operations on March 28, 2001.

(j) The PIMCO/JNL Total Return Bond Division and the S&P/JNL Moderate Growth Division II commenced operations on June 7, 2001.

(k)  The  Oppenheimer/JNL  Growth  Division  commenced  operations on August 15,
     2001.

(l) The Oppenheimer/JNL Global Growth Division commenced operations on December 14, 2001.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002



                INDIVIDUAL AND GROUP DEFERRED FIXED AND VARIABLE
                                ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT II
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2002. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 0809, Denver, Colorado 80263-0809, or calling 1-800-599-5651. Not all investment divisions described in this SAI may be available for investment.




                                                  TABLE OF CONTENTS
                                                                                                               Page

General Information and History.................................................................................. 2
Services......................................................................................................... 2
Purchase of Securities Being Offered............................................................................. 2
Underwriters..................................................................................................... 2
Calculation of Performance....................................................................................... 2
Additional Tax Information....................................................................................... 8
Annuity Provisions.............................................................................................. 18
Financial Statements ........................................................................................... 20

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account II (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, an insurance company in the United Kingdom.

SERVICES

Jackson National NY keeps the assets of the Separate Account. Jackson National NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying fund bought and sold by the Separate Account.

KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402 serves as independent accountants for the separate account.

Jorden Burt LLP has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National Life Insurance Company. No underwriting commissions are paid by Jackson National NY to JNLD.

CALCULATION OF PERFORMANCE

When Jackson National NY advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each investment division (except PPM America/JNL Money Market Division) for the period ended December 31, 2001 are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                                           Date of Initial
                                                                                            Investment in
                                                                                            Corresponding
                                                                                             Division to
                                                                          One Year          December 31,
                                                                           Period                2001
                                                                       --------------       --------------
AIM/JNL Large Cap Growth Division3                                              N/A               9.42%
AIM/JNL Small Cap Growth Division3                                              N/A              15.70%
AIM/JNL Premier Equity II Division3                                             N/A              10.21%
Alliance Capital/JNL Growth Division1                                       -15.90%             -28.11%
J.P. Morgan/JNL International & Emerging Markets Division1                  -21.60%             -25.24%
Janus/JNL Aggressive Growth Division1                                       -31.44%             -39.02%
Janus/JNL Growth & Income Division1                                         -14.99%             -18.76%
Lazard/JNL Mid Cap Value Division1                                           11.49%              13.74%
Lazard/JNL Small Cap Value Division1                                         15.59%              14.12%
Oppenheimer/JNL Global Growth Division2                                         N/A              -8.28%
Oppenheimer/JNL Growth Division2                                                N/A              -6.90%
PIMCO/JNL Total Return Bond Division1                                         7.87%               9.14%
Putnam/JNL Equity Division1                                                 -26.37%             -33.78%
Putnam/JNL International Equity Division1                                   -21.48%             -23.60%
Putnam/JNL MidCap Growth Division1                                          -28.06%             -27.58%
Putnam/JNL Value Equity Division1                                            -7.96%              -4.42%
S&P/JNL Conservative Growth Division II1                                     -8.45%             -13.73%
S&P/JNL Moderate Growth Division II1                                        -11.43%             -17.12%
S&P/JNL Aggressive Growth Division II1                                      -14.24%             -20.77%
S&P/JNL Very Aggressive Growth Division II1                                 -13.29%             -23.22%
S&P/JNL Equity Growth Division II1                                          -15.66%             -23.13%
S&P/JNL Equity Aggressive Growth Division II1                               -14.28%             -22.92%
Salomon Brothers/JNL Balanced Division1                                      -2.43%              -0.47%
Salomon Brothers/JNL Global Bond Division1                                    4.98%               5.24%
Salomon Brothers/JNL High Yield Bond Division1                                3.76%               0.03%
T. Rowe Price/JNL Mid-Cap Growth Division1                                   -3.13%              -8.40%

1    Commenced operations on September 1, 2000.
2    Commenced  operations  on  May  1,  2001.   (Performance  figures  are  not
     annualized.)
3 Commenced operations on October 29, 2001. (Performance figures are not annualized.)

Jackson National NY may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                                                                 Date of Initial
                                                                                                                   Offering of
                                                                     One Year Period       Five Year Period       Corresponding
                                                                          Ended                 Ended               Series to
                                                                       December 31,          December 31,         December 31,
                                                                           2001                  2001                 2001
                                                                      -------------         --------------       ----------------
AIM/JNL Large Cap Growth Division9                                            N/A                   N/A                 9.42%
AIM/JNL Small Cap Growth Division9                                            N/A                   N/A                15.70%
AIM/JNL Premier Equity II Division9                                           N/A                   N/A                10.21%
Alliance Capital/JNL Growth Division2                                     -15.84%                   N/A                 3.28%
J.P. Morgan/JNL International & Emerging Markets Division2                -21.60%                   N/A                -3.65%
Janus/JNL Aggressive Growth Division1                                     -31.26%                12.05%                15.12%
Janus/JNL Growth & Income Division6                                       -14.81%                   N/A                -8.51%
Oppenheimer/JNL Global Growth Division8                                       N/A                   N/A                -8.22%
Oppenheimer/JNL Growth Division8                                              N/A                   N/A                -6.84%
PIMCO/JNL Total Return Bond Division2                                       7.99%                   N/A                 5.28%
Putnam/JNL Equity Division6                                               -26.13%                   N/A                10.29%
Putnam/JNL International Equity Division6                                 -21.48%                   N/A                 2.47%
Putnam/JNL MidCap Growth Series7                                          -28.06%                   N/A               -18.86%
Putnam/JNL Value Equity Division6                                          -7.72%                   N/A                 9.93%
S&P/JNL Conservative Growth Division II3                                   -8.39%                   N/A                -2.26%
S&P/JNL Moderate Growth Division II3                                      -10.83%                   N/A                 0.10%
S&P/JNL Aggressive Growth Division II3                                    -14.06%                   N/A                -0.80%
S&P/JNL Very Aggressive Growth Division II3                               -13.29%                   N/A                 2.99%
S&P/JNL Equity Growth Division II3                                        -15.66%                   N/A                -0.18%
S&P/JNL Equity Aggressive Growth Division II3                             -14.16%                   N/A                 1.54%
Lazard/JNL Mid Cap Value Division2                                         11.55%                   N/A                 7.01%
Lazard/JNL Small Cap Value Division2                                       15.59%                   N/A                 3.63%
Salomon Brothers/JNL Balanced Division2                                    -2.01%                   N/A                 1.96%
Salomon Brothers/JNL Global Bond Division1                                  5.22%                 4.17%                 5.94%
Salomon Brothers/JNL High Yield Bond Division2                              3.76%                   N/A                -1.50%
T. Rowe Price/JNL Mid-Cap Growth Division1                                 -2.95%                11.76%                16.24%

1    Corresponding series commenced operations on May 15, 1995.
2    Corresponding series commenced operations on March 2, 1998.
3    Corresponding series commenced operations on April 13, 1998.
4    Corresponding series commenced operations on August 16, 1999.
5 Corresponding series commenced operations on May 1, 2000. (Performance figures are not annualized).
6    Corresponding series commenced operations on September 1, 2000.
7    Corresponding series commenced operations on May 1, 2000.
8 Corresponding series commenced operations on May 1, 2001. (Performance figures are not annualized.)
9 Corresponding series commenced operations on October 29, 2001. (Performance figures are not annualized.)

Prior to May 1, 2000, the Janus/JNL Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division, and the corresponding series was sub-advised by Goldman Sachs Asset Management.

Prior to May 1, 1997, the corresponding series of the Putnam/JNL Equity Division was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding series of the Putnam/JNL Value Equity Division was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the Putnam/JNL International Equity Division was the T. Rowe Price/JNL International Equity Investment Division, and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than its original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         [OBJECT OMITTED]

Where:

  a  =  net investment income earned during the period by the Series attributable to shares owned by the investment division.
  b  =  expenses for the investment division accrued for the period (net of reimbursements).
  c  =  the average daily number of accumulation units outstanding during the period.
  d  =  the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

The yield for the 30-day period ended December 31, 2001, for each of the referenced investment divisions is as follows:

PIMCO/JNL Total Return Bond Division                                  2.02%
Salomon Brothers/JNL Balanced Division                                0.40%
Salomon Brothers/JNL Global Bond Division                             5.11%
Salomon Brothers/JNL High Yield Bond Division                         6.70%

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven-day period ended December 31, 2001 were -0.23% and -0.23, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure 99-44 which stated that satisfying the asset diversification regulations "does not prevent a contract holder's control of the investments of a segregated asset account from causing the contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

STATUS OF GREATEST ANNIVERSARY VALUE DEATH BENEFIT

We believe that current law permits the use of the greatest anniversary value death benefit in IRA contracts because this benefit does not constitute life insurance. We have applied to the Internal Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept IRA contributions to purchase a contract with this benefit, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.

TAX-QUALIFIED PLANS

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity contract is the account value under the contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the contract.

TYPES OF TAX-QUALIFIED PLANS

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities
         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities
         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities
         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans
         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457
         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3 percent of compensation limitation on deferrals to 100 percent of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

          o    attains age 701/2,

          o    severs employment,

          o    dies, or

          o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

Variable Annuity Payment. The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value. The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 4.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 4.5% per annum.

                            JNLNY Separate Account II




                       [GRAPHIC OMITTED][GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2001

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


                                                                  JNL/Janus        JNL/Janus     JNL/Oppenheimer
                                                JNL/Alliance      Aggressive    Growth & Income   Global Growth   JNL/Oppenheimer
                                              Growth Portfolio Growth Portfolio    Portfolio        Portfolio     Growth Portfolio
                                                ------------     ------------     ------------     ------------     ------------
ASSETS
Investments, at value (a)                          $ 4,769          $ 9,753        $ 109,619              $ -              $ -
Receivables:
   Investment securities sold                            1          345,906               14          169,305                -
   Sub-account units sold                                -                -                -                -                -
                                                ------------     ------------     ------------     ------------     ------------
TOTAL ASSETS                                         4,770          355,659          109,633          169,305                -
                                                ------------     ------------     ------------     ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                       -                -                -                -                -
   Sub-account units redeemed                            -          345,862                -          169,284                -
   Insurance fees due to Jackson National
      Life of New York                                   1               44               14               21                -
                                                ------------     ------------     ------------     ------------     ------------
TOTAL LIABILITIES                                        1          345,906               14          169,305                -
                                                ------------     ------------     ------------     ------------     ------------
NET ASSETS                                         $ 4,769          $ 9,753        $ 109,619              $ -              $ -
                                                ============     ============     ============     ============     ============

UNITS OUTSTANDING                                      607            1,534           13,082                -                -

UNIT VALUE                                          $ 7.86           $ 6.36           $ 8.38          $ 10.25          $ 10.03

--------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                 412              526           15,078                -                -
     Investments at cost                           $ 5,760          $ 9,670        $ 126,033              $ -              $ -


                                               JNL/PIMCO                        JNL/Putnam       JNL/Putnam       JNL/Putnam
                                              Total Return      JNL/Putnam     International       Midcap        Value Equity
                                             Bond Portfolio  Growth Portfolio Equity Portfolio Growth Portfolio    Portfolio
                                             --------------    ------------     ------------     -----------     -------------
ASSETS
Investments, at value (a)                         $ 55,337         $ 68,261        $ 37,924          $ 5,153        $ 166,069
Receivables:
   Investment securities sold                            7                8               5                1               20
   Sub-account units sold                                -                -               -                -                -
                                             --------------    -------------    ------------     -----------      ------------
TOTAL ASSETS                                        55,344           68,269          37,929            5,154          166,089
                                             --------------    -------------    ------------     -----------      ------------

LIABILITIES
Payables:
   Investment securities purchased                       -                -               -                -                -
   Sub-account units redeemed                            -                -               -                -                -
   Insurance fees due to Jackson National
      Life of New York                                   7                8               5                1               20
                                             --------------    -------------    ------------     -----------      ------------
TOTAL LIABILITIES                                        7                8               5                1               20
                                             --------------    -------------    ------------     -----------      ------------
NET ASSETS                                        $ 55,337         $ 68,261        $ 37,924          $ 5,153        $ 166,069
                                             ==============    =============    ============     ===========      ============

UNITS OUTSTANDING                                    5,264            9,514           4,715              699           17,447

UNIT VALUE                                         $ 10.51           $ 7.17          $ 8.04           $ 7.37           $ 9.52

-----------------------------------------------------------   --------------   -------------   -------------      ------------
(a)  Investment shares                               5,191            3,973           3,926              713           10,065
     Investments at cost                          $ 56,246         $ 86,428        $ 47,198          $ 6,885        $ 176,777

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001




                                                                                 Salomon
                                               Lazard/JNL     PPM America/       Brothers/    T. Rowe Price/        JNL/S&P
                                                Mid Cap        JNL Money       JNL Balanced     JNL Mid-Cap       Conservative
                                            Value Portfolio  Market Portfolio    Portfolio    Growth Portfolio  Growth Portfolio II
                                              ------------     ------------     ------------     ------------     ------------
ASSETS
Investments, at value (a)                         $ 7,080        $ 910,579        $ 133,468          $ 9,107        $ 990,074
Receivables:
   Investment securities sold                           1               49               16                1              122
   Sub-account units sold                               -          515,146                -                -                -
                                              ------------     ------------     ------------     ------------     ------------
TOTAL ASSETS                                        7,081        1,425,774          133,484            9,108          990,196
                                              ------------     ------------     ------------     ------------     ------------

LIABILITIES
Payables:
   Investment securities purchased                      -          515,146                -                -                -
   Sub-account units redeemed                           -                -                -                -                -
   Insurance fees due to Jackson National
      Life of New York                                  1               49               16                1              122
                                              ------------     ------------     ------------     ------------     ------------
TOTAL LIABILITIES                                       1          515,195               16                1              122
                                              ------------     ------------     ------------     ------------     ------------
NET ASSETS                                        $ 7,080        $ 910,579        $ 133,468          $ 9,107        $ 990,074
                                              ============     ============     ============     ============     ============

UNITS OUTSTANDING                                     607           89,756           13,290              911          113,808

UNIT VALUE                                        $ 11.66          $ 10.15          $ 10.04          $ 10.00           $ 8.70

----------------------------------------------------------   --------------   --------------   --------------   --------------
(a)  Investment shares
     Investments at cost                              592          910,579           12,958              394          107,500
                                                  $ 6,688        $ 910,579        $ 136,359          $ 8,966      $ 1,081,484


                                               JNL/S&P
                                               Moderate        JNL/S&P Equity
                                           Growth Portfolio  Growth Portfolio II
                                            --------------     -------------
ASSETS
Investments, at value (a)                        $ 76,654          $ 73,020
Receivables:
   Investment securities sold                           9                 9
   Sub-account units sold                               -                 -
                                            --------------     -------------
TOTAL ASSETS                                       76,663            73,029
                                            --------------     -------------

LIABILITIES
Payables:
   Investment securities purchased                      -                 -
   Sub-account units redeemed                           -                 -
   Insurance fees due to Jackson National
      Life of New York                                  9                 9
                                            --------------     -------------
TOTAL LIABILITIES                                       9                 9
                                            --------------     -------------
NET ASSETS                                       $ 76,654          $ 73,020
                                            ==============     =============

UNITS OUTSTANDING                                   8,342             7,306

UNIT VALUE                                         $ 9.19            $ 9.99

----------------------------------------------------------------------------
(a)  Investment shares                              8,120             7,826
     Investments at cost                         $ 84,710          $ 81,053

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                JNL/Janus       JNL/Janus     JNL/Oppenheimer
                                             JNL/Alliance      Aggressive    Growth & Income   Global Growth  JNL/Oppenheimer
                                           Growth Portfolio Growth Portfolio    Portfolio      Portfolio (c) Growth Portfolio (b)
                                             ------------     ------------     ------------     ------------     ------------
INVESTMENT INCOME
   Dividends                                         $ 2            $ 204            $ 830              $ -              $ -
                                             ------------     ------------     ------------     ------------     ------------

EXPENSES
   Administrative charge                               8               38              150               10                -
   Mortality and Expense Risk charge                  68              340            1,347               93                -
                                             ------------     ------------     ------------     ------------     ------------
TOTAL EXPENSES                                        76              378            1,497              103                -
                                             ------------     ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)                         (74)            (174)            (667)            (103)               -
                                             ------------     ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -              861                -                -                -
   Investments                                      (253)           4,252             (308)           5,112              (15)
Net change in unrealized appreciation
   (depreciation) on investments                    (591)             699          (16,134)               -                -
                                             ------------     ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (844)           5,812          (16,442)           5,112              (15)
                                             ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (918)         $ 5,638        $ (17,109)         $ 5,009            $ (15)
----------------------------------           ============     ============     ============     ============     ============

(a)  Commencement of operations June 7, 2001.
(b)  Commencement of operations August 15, 2001.
(c)  Commencement of operations December 14, 2001.




                                                JNL/PIMCO                        JNL/Putnam      JNL/Putnam       JNL/Putnam
                                              Total Return       JNL/Putnam     International       Midcap       Value Equity
                                            Bond Portfolio(a) Growth Portfolio Equity Portfolio Growth Portfolio   Portfolio
                                             --------------    -------------    ------------     ------------     ------------
INVESTMENT INCOME
   Dividends                                       $ 1,352              $ -           $ 280              $ -          $ 1,562
                                             --------------    -------------    ------------     ------------     ------------

EXPENSES
   Administrative charge                                41               99              61                9              258
   Mortality and Expense Risk charge                   366              892             547               76            2,322
                                             --------------    -------------    ------------     ------------     ------------
TOTAL EXPENSES                                         407              991             608               85            2,580
                                             --------------    -------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)                           945             (991)           (328)             (85)          (1,018)
                                             --------------    -------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies           1,635                -              63                -                -
   Investments                                         286             (412)            (97)             (21)            (111)
Net change in unrealized appreciation
   (depreciation) on investments                      (909)         (18,121)         (9,647)          (1,906)         (12,335)
                                             --------------    -------------    ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              1,012          (18,533)         (9,681)          (1,927)         (12,446)
                                             --------------    -------------    ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 1,957        $ (19,524)      $ (10,009)        $ (2,012)       $ (13,464)
----------------------------------           ==============    =============    ============     ============     ============

(a)  Commencement of operations June 7, 2001.
(b)  Commencement of operations August 15, 2001.
(c)  Commencement of operations December 14, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                  Salomon
                                               Lazard/JNL      PPM America/      Brothers/     T. Rowe Price/       JNL/S&P
                                                Mid Cap         JNL Money      JNL Balanced     JNL Mid-Cap       Conservative
                                            Value Portfolio  Market Portfolio(a) Portfolio    Growth Portfolio  Growth Portfolio II
                                             --------------    -------------    ------------     ------------     ------------
INVESTMENT INCOME
   Dividends                                          $ 31          $ 5,707         $ 2,387              $ -         $ 16,372
                                             --------------    -------------    ------------     ------------     ------------

EXPENSES
   Administrative charge                                10              337             124               13            1,284
   Mortality and Expense Risk charge                    89            3,032           1,119              119           11,553
                                             --------------    -------------    ------------     ------------     ------------
TOTAL EXPENSES                                          99            3,369           1,243              132           12,837
                                             --------------    -------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)                           (68)           2,338           1,144             (132)           3,535
                                             --------------    -------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             681                -             464                -                -
   Investments                                           8                -            (194)              (3)          (2,244)
Net change in unrealized appreciation
   (depreciation) on investments                       112                -          (2,891)            (143)         (89,452)
                                             --------------    -------------    ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                801                -          (2,621)            (146)         (91,696)
                                             --------------    -------------    ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $ 733          $ 2,338        $ (1,477)          $ (278)       $ (88,161)
----------------------------------           ==============    =============    ============     ============     ============

(a)  Commencement of operations February 12, 2001.
(b)  Commencement of operations March 28, 2001.
(c)  Commencement of operations June 7, 2001.



                                                JNL/S&P
                                                Moderate         JNL/S&P Equity
                                             Portfolio II (c)   Portfolio II (b)
                                             --------------       -------------
INVESTMENT INCOME
   Dividends                                       $ 2,134             $ 1,694
                                             --------------       -------------

EXPENSES
   Administrative charge                                53                  80
   Mortality and Expense Risk charge                   474                 717
                                             --------------       -------------
TOTAL EXPENSES                                         527                 797
                                             --------------       -------------
NET INVESTMENT INCOME (LOSS)                         1,607                 897
                                             --------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies           3,282               4,428
   Investments                                        (808)                (20)
Net change in unrealized appreciation
   (depreciation) on investments                    (8,056)             (8,033)
                                             --------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (5,582)             (3,625)
                                             --------------       -------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ (3,975)           $ (2,728)
----------------------------------           ==============       =============

(a)  Commencement of operations February 12, 2001.
(b)  Commencement of operations March 28, 2001.
(c)  Commencement of operations June 7, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                  JNL/Janus       JNL/Janus     JNL/Oppenheimer
                                               JNL/Alliance      Aggressive     Growth & Income  Global Growth   JNL/Oppenheimer
                                             Growth Portfolio Growth Portfolio    Portfolio       Portfolio(c)  Growth Portfolio(b)
                                               ------------     ------------     ------------     ------------     ------------
OPERATIONS
   Net investment income (loss)                      $ (74)          $ (174)          $ (667)          $ (103)             $ -
   Net realized gain (loss) on investments            (253)           5,113             (308)           5,112              (15)
   Net change in unrealized appreciation
      (depreciation) on investments                   (591)             699          (16,134)               -                -
                                               ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (918)           5,638          (17,109)           5,009              (15)
                                               ------------     ------------     ------------     ------------     ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       -                -          117,929                -                -
   Value of units redeemed                               -                -                -                -                -
   Transfers between portfolios                         20          (10,076)             (22)          (5,009)              15
   Policyholder charges                                  -               (7)               -                -                -
                                               ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                20          (10,083)         117,907           (5,009)              15
                                               ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS                 (898)          (4,445)         100,798                -                -

NET ASSETS BEGINNING OF PERIOD                       5,667           14,198            8,821                -                -
                                               ------------     ------------     ------------     ------------     ------------

NET ASSETS END OF PERIOD                           $ 4,769          $ 9,753        $ 109,619              $ -              $ -
---------------------------------------------  ============     ============     ============     ============     ============


(a)  Commencement of operations June 7, 2001.
(b)  Commencement of operations August 15, 2001.
(c)  Commencement of operations December 14, 2001.



                                               JNL/PIMCO                        JNL/Putnam      JNL/Putnam        JNL/Putnam
                                             Total Return       JNL/Putnam     International       Midcap        Value Equity
                                           Bond Portfolio(a) Growth Portfolio Equity Portfolio Growth Portfolio    Portfolio
                                            --------------    -------------    ------------     ------------     ------------
OPERATIONS
   Net investment income (loss)                     $ 945           $ (991)         $ (328)           $ (85)        $ (1,018)
   Net realized gain (loss) on investments          1,921             (412)            (34)             (21)            (111)
   Net change in unrealized appreciation
      (depreciation) on investments                  (909)         (18,121)         (9,647)          (1,906)         (12,335)
                                            --------------    -------------    ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  1,957          (19,524)        (10,009)          (2,012)         (13,464)
                                            --------------    -------------    ------------     ------------     ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                 59,914           70,000          33,217                -          132,867
   Value of units redeemed                         (6,534)               -               -                -           (5,000)
   Transfers between portfolios                         -               (9)              -                -                -
   Policyholder charges                                 -               (7)             (5)              (6)             (36)
                                            --------------    -------------    ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           53,380           69,984          33,212               (6)         127,831
                                            --------------    -------------    ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS              55,337           50,460          23,203           (2,018)         114,367

NET ASSETS BEGINNING OF PERIOD                          -           17,801          14,721            7,171           51,702
                                            --------------    -------------    ------------     ------------     ------------

NET ASSETS END OF PERIOD                         $ 55,337         $ 68,261        $ 37,924          $ 5,153        $ 166,069
--------------------------------------------==============    =============    ============     ============     ============


(a)  Commencement of operations June 7, 2001.
(b)  Commencement of operations August 15, 2001.
(c)  Commencement of operations December 14, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                Salomon
                                              Lazard/JNL    PPM America/        Brothers/    T. Rowe Price/         JNL/S&P
                                               Mid Cap      JNL Money Market   JNL Balanced    JNL Mid-Cap        Conservative
                                           Value Portfolio  Market Portfolio(a) Portfolio    Growth Portfolio  Growth Portfolio II
                                            --------------    -------------    ------------     ------------     ------------
OPERATIONS
   Net investment income (loss)                     $ (68)         $ 2,338         $ 1,144           $ (132)         $ 3,535
   Net realized gain (loss) on investments            689                -             270               (3)          (2,244)
   Net change in unrealized appreciation
      (depreciation) on investments                   112                -          (2,891)            (143)         (89,452)
                                            --------------    -------------    ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    733            2,338          (1,477)            (278)         (88,161)
                                            --------------    -------------    ------------     ------------     ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                      -          914,514         141,072                -          323,870
   Value of units redeemed                              -          (21,381)         (6,101)               -          (11,516)
   Transfers between portfolios                         -           15,108             (26)               -          629,006
   Policyholder charges                                 -                -               -                -              (30)
                                            --------------    -------------    ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                -          908,241         134,945                -          941,330
                                            --------------    -------------    ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS                 733          910,579         133,468             (278)         853,169

NET ASSETS BEGINNING OF PERIOD                      6,347                -               -            9,385          136,905
                                            --------------    -------------    ------------     ------------     ------------

NET ASSETS END OF PERIOD                          $ 7,080        $ 910,579       $ 133,468          $ 9,107        $ 990,074
--------------------------------------------==============    =============    ============     ============     ============

(a)  Commencement of operations February 12, 2001.
(b)  Commencement of operations March 28, 2001.
(c)  Commencement of operations June 7, 2001.



                                               JNL/S&P              JNL/S&P
                                           Moderate Growth       Equity Growth
                                           Portfolio II (c)     Portfolio II (b)
                                            --------------       -------------
OPERATIONS
   Net investment income (loss)                   $ 1,607               $ 897
   Net realized gain (loss) on investments          2,474               4,408
   Net change in unrealized appreciation
      (depreciation) on investments                (8,056)             (8,033)
                                            --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (3,975)             (2,728)
                                            --------------       -------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                 89,205              75,748
   Value of units redeemed                         (8,598)                  -
   Transfers between portfolios                        22                   -
   Policyholder charges                                 -                   -
                                            --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           80,629              75,748
                                            --------------       -------------

NET INCREASE (DECREASE) IN NET ASSETS              76,654              73,020

NET ASSETS BEGINNING OF PERIOD                          -                   -
                                            --------------       -------------

NET ASSETS END OF PERIOD                         $ 76,654            $ 73,020
--------------------------------------------==============       =============

(a)  Commencement of operations February 12, 2001.
(b)  Commencement of operations March 28, 2001.
(c)  Commencement of operations June 7, 2001.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                              JNL/Janus       JNL/Janus                         JNL/Putnam
                                            JNL/Alliance     Aggressive         Growth         JNL/Putnam      International
                                              Growth           Growth          & Income          Growth           Equity
                                            Portfolio(c)     Portfolio(c)     Portfolio(b)     Portfolio(b)     Portfolio(c)
                                            ------------     ------------     ------------     ------------     ------------
OPERATIONS
   Net investment income (loss)                    $ (3)            $ (7)           $ (21)           $ (40)            $ (8)
   Net realized gain (loss) on investments           (1)               -            1,026            1,969                -
   Net change in unrealized appreciation
      (depreciation) on investments                (400)            (616)            (280)             (46)             373
                                            ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (404)            (623)             725            1,883              365
                                            ------------     ------------     ------------     ------------     ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                6,071           14,821           43,418           86,480           14,356
   Value of units redeemed                            -                -          (35,322)         (70,562)               -
   Transfers between portfolios                       -                -                -                -                -
   Policyholder charges                               -                -                -                -                -
                                            ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          6,071           14,821            8,096           15,918           14,356
                                            ------------     ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS             5,667           14,198            8,821           17,801           14,721

NET ASSETS BEGINNING OF PERIOD                        -                -                -                -                -
                                            ------------     ------------     ------------     ------------     ------------

NET ASSETS END OF PERIOD                        $ 5,667         $ 14,198          $ 8,821         $ 17,801         $ 14,721
------------------------------------------  ============     ============     ============     ============     ============


(a)  Commencement of operations November 17, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations December 19, 2000.


                                                                                                Salomon          T. Rowe
                                             JNL/Putnam      JNL/Putnam        Lazard/JNL       Brothers/        Price/JNL
                                               Midcap            Value          Mid Cap            JNL            Mid-Cap
                                               Growth           Equity           Value           Balanced          Growth
                                             Portfolio(d)     Portfolio(a)     Portfolio(c)     Portfolio(b)     Portfolio(c)
                                            --------------    -------------    ------------     ------------     ------------
OPERATIONS
   Net investment income (loss)                      $ (3)           $ (73)           $ (4)           $ (16)            $ (6)
   Net realized gain (loss) on investments              -                -               -              257                -
   Net change in unrealized appreciation
      (depreciation) on investments                   174            1,627             280                -              284
                                            --------------    -------------    ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    171            1,554             276              241              278
                                            --------------    -------------    ------------     ------------     ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                  7,000           50,148           6,071           34,312            9,107
   Value of units redeemed                              -                -               -          (34,553)               -
   Transfers between portfolios                         -                -               -                -                -
   Policyholder charges                                 -                -               -                -                -
                                            --------------    -------------    ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            7,000           50,148           6,071             (241)           9,107
                                            --------------    -------------    ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS               7,171           51,702           6,347                -            9,385

NET ASSETS BEGINNING OF PERIOD                          -                -               -                -                -
                                            --------------    -------------    ------------     ------------     ------------

NET ASSETS END OF PERIOD                          $ 7,171         $ 51,702         $ 6,347              $ -          $ 9,385
------------------------------------------  ==============    =============    ============     ============     ============

(a)  Commencement of operations November 17, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations December 19, 2000.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                JNL/S&P
                                              Conservative
                                          Growth Portfolio II (a)
                                               ------------
OPERATIONS
   Net investment income (loss)                     $ (121)
   Net realized gain (loss) on investments              (4)
   Net change in unrealized appreciation
      (depreciation) on investments                 (1,958)
                                               ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (2,083)
                                               ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                 138,988
   Value of units redeemed                               -
   Transfers between portfolios                          -
   Policyholder charges                                  -
                                               ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           138,988
                                               ------------

NET INCREASE (DECREASE) IN NET ASSETS              136,905

NET ASSETS BEGINNING OF PERIOD                           -
                                               ------------

NET ASSETS END OF PERIOD                         $ 136,905
------------------------------------------     ============


(a)  Commencement of operations November 3, 2000.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account II (the "Separate Account") on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-four (24) Portfolios, each of which invests in the following series of mutual funds:

------------------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST

JNL/Alliance Growth Series                                                      Lazard/JNL Small Cap Value Series
JNL/J.P. Morgan International & Emerging Markets Series                         PPM America/JNL Money Market Series
JNL/Janus Aggressive Growth Series                                              Salomon Brothers/JNL Balanced Series
JNL/Janus Growth & Income Series                                                Salomon Brothers/JNL Global Bond Series
JNL/Oppenheimer Global Growth Series                                            Salomon Brothers/JNL High Yield Bond Series
JNL/Oppenheimer Growth Series                                                   T. Rowe Price/JNL Mid-Cap Growth Series
JNL/PIMCO Total Return Bond Series                                              JNL/S&P Conservative Growth Series II
JNL/Putnam Growth Series                                                        JNL/S&P Moderate Growth Series II
JNL/Putnam International Equity Series                                          JNL/S&P Aggressive Growth Series II
JNL/Putnam Midcap Growth Series                                                 JNL/S&P Very Aggressive Growth Series II
JNL/Putnam Value Equity Series                                                  JNL/S&P Equity Growth Series II
Lazard/JNL Mid Cap Value Series                                                 JNL/S&P Equity Aggressive Series II

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the series and receives a fee for its services from each of the series.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expense during the reporting period. Actual results could differ from those estimates.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments

     The Separate Account's investments in the corresponding series of mutual funds ("Series") are stated at the net asset values of the respective Series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. Realized gain distributions are reinvested in the respective Series. Dividend distributions received from the Series are reinvested in additional shares of the Series and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2001, contract maintenance charges were assessed in the amount of $90.

Transfer Fee Charge

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2001, no transfer fee charges were assessed.

Insurance Charges

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the period ended December 31, 2001, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                                    Proceeds
                                                     Purchases     from Sales
JNL/Alliance Growth                                  $   1,002      $   1,056
JNL/J.P. Morgan International & Emerging Markets             -              -
JNL/Janus Aggressive Growth                            675,845        685,241
JNL/Janus Growth & Income                              119,727          2,487
JNL/Oppenheimer Global Growth                          332,354        337,466
JNL/Oppenheimer Growth                                   1,000            985
JNL/PIMCO Total Return Bond                             63,016          7,056
JNL/Putnam Growth                                       70,976          1,983
JNL/Putnam International Equity                         33,559            612
JNL/Putnam Midcap Growth                                     -             91
JNL/Putnam Value Equity                                134,428          7,615
Lazard/JNL Mid Cap Value                                   712             99



                                                                      Proceeds
                                                      Purchases      from Sales
Lazard/JNL Small Cap Value                             $      -       $      -
PPM America/JNL Money Market                          1,942,463      1,031,884
Salomon Brothers/JNL Balanced                           145,012          8,459
Salomon Brothers/JNL Global Bond                              -              -
Salomon Brothers/JNL High Yield Bond                          -              -
T. Rowe Price/JNL Mid-Cap Growth                              -            132
JNL/S&P Conservative Growth II                          969,396         24,531
JNL/S&P Moderate Growth II                               94,806          9,288
JNL/S&P Aggressive Growth II                                  -              -
JNL/S&P Very Aggressive Growth II                             -              -
JNL/S&P Equity Growth II                                 81,870            797
JNL/S&P Equity Aggressive II                               -              -

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY
The following is a reconciliation of unit activity for the periods ended December 31, 2001 and 2000:



                                                               JNL/Janus         JNL/Janus     JNL/Oppenheimer
                                            JNL/Alliance       Aggressive         Growth           Global         JNL/Oppenheimer
                                              Growth             Growth         & Income           Growth             Growth
                                           Portfolio(c)        Portfolio(c)     Portfolio(b)     Portfolio(g)       Portfolio(f)
                                         ----------------     -------------    -------------     -------------     --------------


Units Outstanding at December 31, 1999            -                  -                -                  -                 -

      Units Issued                              607              1,535            4,328                  -                 -
      Units Redeemed                              -                  -           (3,431)                 -                 -

Units Outstanding at December 31, 2000          607              1,535              897                  -                 -

      Units Issued                              128            108,126           12,302             33,021               100
      Units Redeemed                           (128)          (108,127)            (117)           (33,021)             (100)

Units Outstanding at December 31, 2001          607              1,534           13,082                  -                 -
-----------------------------------

(a)  Commencement of operations November 17, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations December 19, 2000.
(e)  Commencement of operations June 7, 2001.
(f)  Commencement of operations August 15, 2001.
(g)  Commencement of operations December 14, 2001.




                                            JNL/PIMCO                         JNL/Putnam        JNL/Putnam          JNL/Putnam
                                           Total Return        JNL/Putnam    International         Midcap              Value
                                              Bond               Growth          Equity            Growth             Equity
                                           Portfolio(e)        Portfolio(b)    Portfolio(c)      Portfolio(d)       Portfolio(a)
                                         ----------------     -------------    -------------     -------------     --------------


Units Outstanding at December 31, 1999            -                  -                -                  -                 -

      Units Issued                                -              8,695            1,437                700             5,012
      Units Redeemed                              -             (6,862)               -                  -                 -

Units Outstanding at December 31, 2000            -              1,833            1,437                700             5,012

      Units Issued                            5,900              7,814            3,279                  -            12,935
      Units Redeemed                           (636)              (133)              (1)                (1)             (500)

Units Outstanding at December 31, 2001        5,264              9,514            4,715                699            17,447
-----------------------------------


(a)  Commencement of operations November 17, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations December 19, 2000.
(e)  Commencement of operations June 7, 2001.
(f)  Commencement of operations August 15, 2001.
(g)  Commencement of operations December 14, 2001.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY
The following is a reconciliation of unit activity for the periods ended December 31, 2001 and 2000:



                                                                                Salomon           T. Rowe
                                            Lazard/JNL        PPM America/     Brothers/         Price/JNL           JNL/S&P
                                             Mid Cap           JNL Money          JNL             Mid-Cap          Conservative
                                              Value              Market         Balanced           Growth             Growth
                                           Portfolio(c)        Portfolio(d)    Portfolio(b)      Portfolio(c)      Portfolio II(e)
                                         ----------------     -------------    -------------     -------------     --------------

Units Outstanding at December 31, 1999            -                  -                -                  -                 -

      Units Issued                              607                  -            3,431                911            14,416
      Units Redeemed                              -                  -           (3,431)                 -                 -

Units Outstanding at December 31, 2000          607                  -                -                911            14,416

      Units Issued                                -            191,149           14,020                  -           100,765
      Units Redeemed                              -           (101,393)            (730)                 -            (1,373)

Units Outstanding at December 31, 2001          607             89,756           13,290                911           113,808
-----------------------------------



(a)  Commencement of operations November 3, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations February 12, 2001.
(e)  Commencement of operations March 28, 2001.
(f)  Commencement of operations June 7, 2001.




                                               JNL/S&P          JNL/S&P
                                           Moderate Growth   Equity Growth
                                           Portfolio II(f)  Portfolio II(e)
                                            --------------  ---------------


Units Outstanding at December 31, 1999               -                -

      Units Issued                                   -                -
      Units Redeemed                                 -                -

Units Outstanding at December 31, 2000               -                -

      Units Issued                               9,329            7,306
      Units Redeemed                              (987)               -

Units Outstanding at December 31, 2001           8,342            7,306
-----------------------------------


(a)  Commencement of operations November 3, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations February 12, 2001.
(e)  Commencement of operations March 28, 2001.
(f)  Commencement of operations June 7, 2001.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the years since inception in the period ended December 31, 2001:


                                                               JNL/Janus        JNL/Janus     JNL/Oppenheimer
                                             JNL/Alliance      Aggressive        Growth            Global      JNL/Oppenheimer
                                               Growth            Growth         & Income           Growth          Growth
                                             Portfolio(c)      Portfolio(c)    Portfolio(b)      Portfolio(g)    Portfolio(f)
                                            ---------------   --------------  ---------------  ---------------  --------------

Period ended December 31, 2001

   Unit Value                                  $ 7.856053       $ 6.358816       $ 8.379187       $10.247263       $10.028795
   Net Assets (in thousands)                          $ 5             $ 10            $ 110              $ -              $ -
   Units Outstanding (in thousands)                     1                2               13                -                -
   Total Return                                   -15.84%          -31.26%          -14.81%            2.47%            0.29%
   Ratio of Expenses to Average Net Assets*         1.50%            1.50%            1.50%            1.50%            1.50%

Period ended December 31, 2000

   Unit Value                                  $ 9.335185       $ 9.250158       $ 9.835582              n/a              n/a
   Net Assets (in thousands)                          $ 6             $ 14              $ 9              n/a              n/a
   Units Outstanding (in thousands)                     1                2                1              n/a              n/a
   Total Return                                    -6.65%           -7.50%           -1.64%              n/a              n/a
   Ratio of Expenses to Average Net Assets*         1.50%            1.50%            1.50%              n/a              n/a
------------------------------------


*Annualized.
(a)  Commencement of operations November 17, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations December 19, 2000.
(e)  Commencement of operations June 7, 2001.
(f)  Commencement of operations August 15, 2001.
(g)  Commencement of operations December 14, 2001.




                                               JNL/PIMCO                       JNL/Putnam       JNL/Putnam      JNL/Putnam
                                              Total Return     JNL/Putnam     International       Midcap           Value
                                                 Bond            Growth          Equity           Growth           Equity
                                              Portfolio(e)     Portfolio(b)    Portfolio(c)     Portfolio(d)    Portfolio (a)
                                            ---------------   --------------  ---------------  ---------------  --------------
Period ended December 31, 2001

   Unit Value                                  $10.512262       $ 7.174968       $ 8.043267       $ 7.369599       $ 9.518277
   Net Assets (in thousands)                         $ 55             $ 68             $ 38              $ 5            $ 166
   Units Outstanding (in thousands)                     5               10                5                1               17
   Total Return                                     5.12%          -26.13%          -21.48%          -28.06%           -7.72%
   Ratio of Expenses to Average Net Assets*         1.50%            1.50%            1.50%            1.50%            1.50%

Period ended December 31, 2000

   Unit Value                                         n/a       $ 9.713544       $10.243384       $10.244286       $10.314906
   Net Assets (in thousands)                          n/a             $ 18             $ 15              $ 7             $ 52
   Units Outstanding (in thousands)                   n/a                2                1                1                5
   Total Return                                       n/a           -2.86%            2.43%            2.44%            3.15%
   Ratio of Expenses to Average Net Assets*           n/a            1.50%            1.50%            1.50%            1.50%
------------------------------------


*Annualized.
(a)  Commencement of operations November 17, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations December 19, 2000.
(e)  Commencement of operations June 7, 2001.
(f)  Commencement of operations August 15, 2001.
(g)  Commencement of operations December 14, 2001.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS

                                                                                 Salomon         T. Rowe
                                              Lazard/JNL      PPM America/       Brothers/      Price/JNL          JNL/S&P
                                               Mid Cap          JNL Money          JNL           Mid-Cap         Conservative
                                                Value            Market          Balanced         Growth            Growth
                                             Portfolio(c)      Portfolio(d)     Portfolio(b)    Portfolio(c)    Portfolio II(a)
                                            ---------------   --------------  ---------------  ---------------  --------------
Period ended December 31, 2001

   Unit Value                                  $11.662845       $10.145076       $10.042777       $10.001252       $ 8.699543
   Net Assets (in thousands)                          $ 7            $ 911            $ 133              $ 9            $ 990
   Units Outstanding (in thousands)                     1               90               13                1              114
   Total Return                                    11.55%            1.45%           -2.01%           -2.95%           -8.39%
   Ratio of Expenses to Average Net Assets*         1.50%            1.50%            1.50%            1.50%            1.50%

Period ended December 31, 2000

   Unit Value                                  $10.455570              n/a       $10.248299       $10.305602       $ 9.496748
   Net Assets (in thousands)                          $ 6              n/a              $ -              $ 9            $ 137
   Units Outstanding (in thousands)                     1              n/a                -                1               14
   Total Return                                     4.56%              n/a            2.48%            3.06%           -5.03%
   Ratio of Expenses to Average Net Assets*         1.50%              n/a            1.50%            1.50%            1.50%
------------------------------------


*Annualized.
(a)  Commencement of operations November 3, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations February 12, 2001.
(e)  Commencement of operations March 28, 2001.
(f)  Commencement of operations June 7, 2001.





                                                   JNL/S&P           JNL/S&P
                                               Moderate Growth    Equity Growth
                                               Portfolio II(f)   Portfolio II(e)
                                               --------------    ---------------

Period ended December 31, 2001

   Unit Value                                    $ 9.188458          $ 9.994939
   Net Assets (in thousands)                           $ 77                $ 73
   Units Outstanding (in thousands)                       8                   7
   Total Return                                      -8.12%              -0.05%
   Ratio of Expenses to Average Net Assets*           1.50%               1.50%

Period ended December 31, 2000

   Unit Value                                           n/a                 n/a
   Net Assets (in thousands)                            n/a                 n/a
   Units Outstanding (in thousands)                     n/a                 n/a
   Total Return                                         n/a                 n/a
   Ratio of Expenses to Average Net Assets*             n/a                 n/a
------------------------------------



*Annualized.
(a)  Commencement of operations November 3, 2000.
(b)  Commencement of operations November 27, 2000.
(c)  Commencement of operations December 14, 2000.
(d)  Commencement of operations February 12, 2001.
(e)  Commencement of operations March 28, 2001.
(f)  Commencement of operations June 7, 2001.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account II:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account II, at December 31, 2001, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2001 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account II as of December 31, 2001 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





February 1, 2002

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2001

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

------------------------------------------------------------------




Independent Auditors' Report                                   1



Balance Sheet                                                  2



Income Statement                                               3



Statement of Stockholder's Equity and Comprehensive Income     4



Statement of Cash Flows                                        5



Notes to Financial Statements                                  6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheet of Jackson National Life Insurance Company of New York as of December 31, 2001 and 2000 and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.







February 4, 2002

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS




BALANCE SHEET

------------------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31,
ASSETS                                                                           2001                 2000
                                                                          -------------------   ------------------
   Investments:
     Cash and short-term investments                                         $  40,705,483        $  27,636,100
     Fixed maturities, available for sale, at fair value (amortized
         cost: 2001, $524,094,302; 2000, $190,256,603)                         532,825,057          194,254,921
                                                                          -------------------   ------------------

         Total investments                                                     573,530,540          221,891,021

   Accrued investment income                                                     8,429,288            3,599,336
   Deferred acquisition costs                                                   48,481,027           22,895,570
   Furniture and equipment                                                         124,709              179,354
   Receivable for securities sold                                                3,725,713                   -
   Receivable from parent                                                               -                42,412
   Reinsurance recoverable                                                         670,714              437,564
   Other assets                                                                    230,962              575,482
   Variable annuity assets                                                     145,756,120          140,119,281
                                                                          -------------------   ------------------

         Total assets                                                        $ 780,949,073        $ 389,740,020
                                                                          ===================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                                $     851,964        $     407,716
          Deposits on investment contracts                                     530,415,507          192,876,460
     General expenses payable                                                      807,826              233,891
     Payable to parent                                                             119,736                    -
     Securities lending payable                                                  9,546,098           17,000,000
     Deferred income taxes                                                      10,241,644            3,319,693
     Other liabilities                                                           7,162,244            3,147,490
     Variable annuity liabilities                                              145,756,120          140,119,281
                                                                          -------------------   ------------------

         Total liabilities                                                     704,901,139          357,104,531
                                                                          -------------------   ------------------

STOCKHOLDER'S EQUITY
     Capital stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                      2,000,000            2,000,000
     Additional paid-in capital                                                 71,000,000           31,000,000
     Accumulated other comprehensive income                                      2,956,871            1,520,927
     Retained earnings (deficit)                                                    91,063           (1,885,438)
                                                                          -------------------   ------------------

     Total stockholder's equity                                                 76,047,934           32,635,489
                                                                          -------------------
                                                                                                ------------------

         Total liabilities and stockholder's equity                          $ 780,949,073        $ 389,740,020
                                                                          ===================   ==================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENT

-----------------------------------------------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER 31,
                                                                  2001                  2000                 1999
                                                           --------------------   ------------------   ------------------
REVENUES
   Premiums                                                     $   141,888          $    66,831           $   13,874

   Net investment income                                         24,732,424           11,357,097            1,536,382

   Net realized investment losses                                  (778,921)            (575,659)                  -

   Fee income:
      Mortality charges                                              75,486               31,699                1,151
      Expense charges                                                59,263               50,777                2,054
      Surrender charges                                             808,999              198,773               62,034
      Variable annuity fees                                       1,988,930            1,770,851              364,384
                                                           --------------------   ------------------   ------------------
   Total fee income                                               2,932,678            2,052,100              429,623

   Other income                                                     140,966              221,170              190,575
                                                           --------------------   ------------------   ------------------

      Total revenues                                             27,169,035           13,121,539            2,170,454
                                                           --------------------   ------------------   ------------------

BENEFITS AND EXPENSES
   Death benefits                                                      -                  50,000                -
   Interest credited on deposit liabilities                      20,818,446           10,260,176            1,261,745
   Increase (decrease) in reserves, net of
        reinsurance recoverables                                    217,444              (41,974)              11,379
   Other policyholder benefits                                    2,738,415                6,299                  290
   Commissions                                                   24,879,503           15,538,783            9,226,887
   General and administrative expenses                            2,970,563            2,274,318            2,967,040
   Taxes, licenses and fees                                         612,519              622,677              193,918
   Deferral of policy acquisition costs                         (29,494,785)         (17,134,000)         (10,372,000)
   Amortization of acquisition costs:
     Attributable to operations                                   1,533,929            3,035,698              196,000
     Attributable to net realized investment losses                (148,000)            (172,698)               -
                                                           --------------------   ------------------   ------------------

     Total benefits and expenses                                 24,128,034           14,439,279            3,485,259
                                                           --------------------   ------------------   ------------------

     Pretax income (loss)                                         3,041,001           (1,317,740)          (1,314,805)

   Income tax expense (benefit)                                   1,064,500             (461,200)            (460,200)
                                                           --------------------   ------------------   ------------------

      NET INCOME (LOSS)                                         $ 1,976,501          $  (856,540)          $ (854,605)
                                                           ====================   ==================   ==================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME

-----------------------------------------------------------------------------------------------------------------------



                                                                              YEARS ENDED DECEMBER 31,
                                                                   2001                 2000                1999
                                                              -----------------   ------------------  -------------------

CAPITAL  STOCK
Beginning and end of year                                       $  2,000,000         $  2,000,000         $  2,000,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                 31,000,000           16,000,000            6,000,000
   Capital contribution                                           40,000,000           15,000,000           10,000,000
                                                              -----------------   ------------------  -------------------
End of year                                                       71,000,000           31,000,000           16,000,000
                                                              -----------------   ------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                                  1,520,927             (436,762)               9,502
   Net unrealized gain (loss) on investments,
     net of tax of $773,229 in 2001; $1,054,185 in 2000 and
     $(240,296) in 1999                                            1,435,944            1,957,689             (446,264)
                                                              -----------------   ------------------  -------------------
End of year                                                        2,956,871            1,520,927             (436,762)
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                 (1,885,438)          (1,028,898)            (174,293)
   Net income (loss)                                               1,976,501             (856,540)            (854,605)
                                                              -----------------   ------------------  -------------------

End of year                                                           91,063           (1,885,438)          (1,028,898)
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $ 76,047,934         $ 32,635,489         $ 16,534,340
                                                              =================   ==================  ===================



                                                                             YEARS ENDED DECEMBER 31,
                                                                   2001                 2000                1999
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                                 $ 1,976,501          $  (856,540)       $   (854,605)
   Net unrealized holding gains (losses) arising during
     the period, net of tax of $797,161 in 2001; $993,512 in
     2000 and $(240,296) in 1999                                    1,480,389            1,845,010            (446,264)
   Reclassification adjustment for gains (losses) included
      in net income, net of tax of $(23,932) in 2001 and
      $60,673 in 2000                                                 (44,445)             112,679                  -

                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME (LOSS)                                       $ 3,412,445          $ 1,101,149        $ (1,300,869)
                                                              =================   ==================  ===================


                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



STATEMENT OF CASH FLOWS

-------------------------------------------------------------------------------------------------------------------------


                                                                              YEARS ENDED DECEMBER 31,
                                                                  2001                 2000                  1999
                                                            ------------------   -------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                      $    1,976,501       $      (856,540)       $     (854,605)
      Adjustments to reconcile net loss to net cash
        (used in) provided by operating activities:
             Net realized investment losses                         778,921               575,659
                                                                                                              -
             Interest credited on deposit liabilities            20,818,446            10,260,176             1,261,745
             Amortization of discount on investments               (567,570)             (355,203)              (25,921)
             Deferred income taxes                                6,378,900             2,774,800              (160,200)
             Other charges                                         (943,748)             (281,249)              (65,239)
             Change in:
               Accrued investment income                         (4,829,952)           (2,450,273)           (1,071,128)
               Deferred acquisition costs                       (28,108,856)          (14,271,000)          (10,176,000)
               Federal income taxes recoverable                         -                     -                 174,802
               Other assets and liabilities, net                 (3,700,915)           16,305,047             3,248,314
                                                            ------------------   -------------------   -------------------

      NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES        (8,198,273)           11,701,417            (7,668,232)
                                                            ------------------   -------------------   -------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Sales and maturities of:
             Fixed maturities available for sale                 20,657,499            24,203,072             1,642,676
      Purchases of:
             Fixed maturities available for sale               (354,709,195)         (145,874,948)          (64,458,803)
                                                            ------------------   -------------------   -------------------
      NET CASH USED IN INVESTING ACTIVITIES                    (334,051,696)         (121,671,876)          (62,816,127)
                                                            ------------------   -------------------   -------------------

CASH  FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                           378,316,904           211,361,440           137,196,675
             Withdrawals                                        (28,984,164)          (11,539,319)           (2,476,840)
             Net transfers to separate accounts                 (34,013,388)          (91,859,436)          (61,511,926)
      Capital contribution from Parent                           40,000,000            15,000,000            10,000,000
                                                            ------------------   -------------------   -------------------


     NET CASH PROVIDED BY FINANCING ACTIVITIES                  355,319,352           122,962,685            83,207,909
                                                            ------------------   -------------------   -------------------
     NET INCREASE IN CASH AND SHORT-TERM
       INVESTMENTS                                               13,069,383            12,992,226            12,723,550

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR               27,636,100            14,643,874             1,920,324
                                                            ------------------   -------------------   -------------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                 $   40,705,483       $    27,636,100        $   14,643,874
                                                            ==================   ===================   ===================


                See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS


Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds and mortgage-backed securities. All fixed maturities are considered available for sale and are carried at fair value. Fixed maturities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.


     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $4.2 million and $1.7 million at December 31, 2001 and 2000, respectively, to reflect this change.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.


     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 8.0%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred and variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $145.8 million and $140.1 million at December 31, 2001 and 2000, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the estimated cash flows using current interest rates with similar maturities. Fair values for deferred annuities are based on surrender value. The carrying value and fair value of such annuities approximated $525.9 million and $499.8 million, respectively, at December 31, 2001; $191.0 million and $181.2 million, respectively, at December 31, 2000.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $138.5 million and $133.2 million at December 31, 2001 and 2000, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2001, investments rated by the Company's investment advisor totaled $9.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB and Class 3 in BB.

           INVESTMENT RATING                            PERCENT OF TOTAL
                                                    -------------------------
           AAA                                                5.7%
           AA                                                 3.1
           A                                                 35.4
           BBB                                               53.5
                                                    -------------------------
               Investment grade                              97.7
                                                    -------------------------
           BB                                                 2.3
                                                    -------------------------
                  Below investment grade                      2.3
                                                    -------------------------
               Total fixed maturities                       100.0%
                                                    -------------------------


     The amortized cost and estimated fair value of fixed maturities are as follows:


                                                                  GROSS             GROSS          ESTIMATED
                                              AMORTIZED        UNREALIZED        UNREALIZED          FAIR
        DECEMBER 31, 2001                        COST             GAINS            LOSSES            VALUE
        --------------------------------    ---------------  ----------------  ---------------- ----------------
        U.S. Treasury securities            $   1,033,262      $      -           $    36,392    $     996,870
        Public utilities                       25,975,030           405,183           467,809       25,912,404
        Corporate securities                  441,464,091        13,041,015         4,301,354      450,203,752
        Mortgage-backed securities             55,621,919           720,442           630,330       55,712,031
                                            ---------------  ----------------  ---------------- ----------------
        Total                               $ 524,094,302      $ 14,166,640       $ 5,435,885    $ 532,825,057
                                            ===============  ================  ================ ================

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

                                                                  GROSS            GROSS           ESTIMATED
                                              AMORTIZED        UNREALIZED       UNREALIZED           FAIR
        DECEMBER 31, 2000                       COST              GAINS           LOSSES             VALUE
        --------------------------------   ----------------  ---------------- ----------------  ----------------
        U.S. Treasury securities            $   1,002,493     $       2,817     $       -        $   1,005,310
        Public utilities                        9,281,959           280,391             -            9,562,350
        Corporate securities                  168,404,647         4,577,098        1,124,699       171,857,046
        Mortgage-backed securities             11,567,504           262,711             -           11,830,215
                                           ----------------  ---------------- ----------------  ----------------
        Total                               $ 190,256,603     $   5,123,017     $  1,124,699     $ 194,254,921
                                           ================  ================ ================  ================

     The amortized cost and estimated fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

                                                                            AMORTIZED              ESTIMATED
                                                                               COST                FAIR VALUE
                                                                       ---------------------  ---------------------
     Due in 1 year or less                                                   $  10,105,992          $  10,308,145
     Due after 1 year through 5 years                                          162,637,398            165,948,615
     Due after 5 years through 10 years                                        284,801,471            289,886,386
     Due after 10 years through 20 years                                        10,927,522             10,969,880
     Mortgage-backed securities                                                 55,621,919             55,712,031
                                                                       ---------------------  ---------------------

        Total                                                                $ 524,094,302          $ 532,825,057

                                                                       =====================  =====================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $797,496 and $804,240 were on deposit with the State of New York at December 31, 2001 and 2000, respectively, as required by state insurance law.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2001 and 2000, the estimated fair value of loaned securities was $9.4 million and $16.6 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $9.5 million and $17.0 million at December 31, 2001 and 2000, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.


5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES


     All investment income for 2001, 2000 and 1999 related to interest income on short-term investments and fixed maturity securities. Investment expenses totaled $130,988, $58,391 and $36,915 in 2001, 2000 and 1999, respectively.
     Net realized investment losses totaled $778,921 and $575,659 in 2001 and 2000, respectively. No realized investment gains or losses were recognized in 1999. Net realized investment losses in 2001 include $499,869 of impairment losses considered other than temporary. There were no impairment write-downs in 2000 or 1999.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200,000. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows:

                                                                               YEARS ENDED DECEMBER 31,
                                                                    2001                 2000                 1999
                                                               ----------------     ----------------     ----------------
    Direct premiums                                                 $  557,812           $  467,229           $  216,094
        Ceded premiums                                                 415,924              400,398              202,220
                                                               ----------------     ----------------     ----------------
            Net premiums                                            $  141,888           $   66,831           $   13,874
                                                               ================     ================     ================

     Components of the reinsurance recoverable asset are as follows:

                                                                           DECEMBER 31,
                                                                    2001                 2000
                                                               ----------------     ----------------
     Ceded reserves                                                 $  664,368          $   425,265
     Ceded - other                                                       6,346               12,299
                                                               ----------------     ----------------
            Total                                                   $  670,714          $   437,564
                                                               ================     ================


7.   FEDERAL INCOME TAXES


     The components of the provision for federal income taxes are as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                               2001                 2000                1999
                                                         -----------------    -----------------    ----------------

     Current tax benefit                                   $   (5,314,400)         $(3,236,000)        $  (300,000)
     Deferred tax expense (benefit)                             6,378,900            2,774,800            (160,200)
                                                         -----------------    -----------------    ----------------

     Provision for income taxes                            $    1,064,500          $  (461,200)        $  (460,200)
                                                         =================    =================    ================

     The provisions for 2001, 2000 and 1999 differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $5,326,328, $1,718,428 and $474,802 were recovered from JNL in 2001, 2000 and 1999, respectively.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------

7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows:


                                                                                           DECEMBER 31,
                                                                                     2001                2000
                                                                               -----------------    ----------------
         Gross deferred tax asset
         Policy reserves and other insurance items                               $  7,428,796         $ 5,222,643
         Other, net                                                                    57,149
                                                                                                   -
                                                                               -----------------    ----------------
         Total deferred tax asset                                                   7,485,945           5,222,643
                                                                               -----------------    ----------------

         Gross deferred tax liability
         Deferred acquisition costs                                               (14,278,034)         (6,749,893)
         Net unrealized gains on available for sale securities                     (3,055,764)         (1,399,300)
         Other, net                                                                  (393,791)           (393,143)
                                                                               -----------------    ----------------
         Total deferred tax liability                                             (17,727,589)         (8,542,336)
                                                                               -----------------    ----------------

         Net deferred tax liability                                              $(10,241,644)       $ (3,319,693)
                                                                               =================    ================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.


8.   CONTINGENCIES

     The  Company  is not  involved  in  litigation  that  would have a material
     adverse  affect  on  the  Company's   financial  condition  or  results  of
     operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2001, 2000 or 1999. The Company received capital contributions of $40.0 million, $15.0 million and $10.0 million in 2001, 2000 and 1999, respectively.


     Statutory capital and surplus of the Company was $45,610,553 and $20,456,868 at December 31, 2001 and 2000, respectively. Statutory net loss of the Company was $13,640,090, $5,995,914, and $5,061,575 in 2001, 2000
     and 1999, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of
     investments   held,  the  types  of  business  written  and  the  types  of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2001 and 2000 that are significantly above the regulatory action levels.

     Effective January 1, 2001, the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual, Codification of Statutory Accounting Principles became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in an immaterial impact on capital and surplus.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------


10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $101,951, $109,610, and $108,480 in 2001, 2000 and 1999, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2001 relating to this lease are immaterial.

11.  RELATED PARTY TRANSACTIONS


     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $128,988, $56,558 and $10,450 to PPM for investment advisory services during 2001, 2000 and 1999, respectively.

     The Company has a service  agreement with its parent,  JNL, under which JNL
     provides  certain   administrative   services.   Administrative  fees  were
     $1,126,699, $801,145 and $450,536 in 2001, 2000 and 1999, respectively.